Taxes payable (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes payable [Abstract]
Value-added Tax payable	$ 832,270	$ 633,943
Income tax payable	25,441	23,210
Other taxes payable	85,741	69,294
Total	$ 943,452	$ 726,447